Employee benefit plans - Pension plan assets and liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Employee benefit plans
Net defined benefit liability (asset)	€ 678,238	€ 528,222
Non-current pension liabilities	664,327	€ 514,219
Increase (decrease) in pension liability	€ 150,108
Interest rate	4.22%	4.86%
United States, France and Germany
Employee benefit plans
Net defined benefit liability (asset)	€ 634,253	€ 482,755
Current pension liabilities	11,943	9,193
Non-current pension liabilities	622,310	473,562
United States
Employee benefit plans
Net defined benefit liability (asset)	€ 75,876	71,790
Beneficiary percentage	63.00%
Germany
Employee benefit plans
Net defined benefit liability (asset)	€ 542,136	€ 394,432
Interest rate	3.60%	4.30%
Beneficiary percentage	29.00%
France
Employee benefit plans
Net defined benefit liability (asset)	€ 16,241	€ 16,533
Beneficiary percentage	8.00%
Countries other than US, France, and Germany
Employee benefit plans
Net defined benefit liability (asset)	€ 43,985	45,467
Current pension liabilities	1,968	4,810
Non-current pension liabilities	€ 42,017	€ 40,657